As filed with the Securities and Exchange Commission on November 5 , 2020
File Nos. 333-215942 and 811-22398

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 49	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 53	☒
(Check appropriate box or boxes)

Spinnaker ETF Series
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
(Name and Address of Agent for Service)

With Copies to:

Tanya Boyle, Esq. Greenberg Traurig, LLP 2200 Ross Avenue, Suite 5200 Dallas, TX 75201	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27802

As soon as practicable after the Effective Date of this Registration Statement
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective: (check appropriate box)

[ X ] immediately upon filing pursuant to paragraph (b)
[    ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

File Nos. 333-215942 and 811-22398

EXPLANATORY NOTE

This Post-Effective Amendment No. 49 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 48 filed October 27, 2020 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 5 th day of November , 2020.

SPINNAKER ETF SERIES

By:	/s/ Katherine M. Honey*
Katherine M. Honey
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/Thomas Galloway*	Trustee and Chairman	November 5 , 2020
Thomas Galloway

/s/Jesse Samuel Eberdt, III*	Trustee	November 5 , 2020
Jesse Samuel Eberdt, III

/s/ Katherine M. Honey*	President and Principal Executive Officer	November 5 , 2020
Katherine M. Honey

/s/Ashley H. Lanham*	Treasurer, Principal Financial Officer, and Principal Accounting Officer	November 5 , 2020
Ashley H. Lanham

/s/ Tracie A. Coop
*By: Tracie A. Coop
Attorney-in-Fact pursuant to Powers of Attorney, dated December 17, 2019, as filed on January 8, 2020.

Exhibit Index
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase